Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2018
Payables And Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2018	2017
Research and development activities	$5,834	$3,779
Compensation and benefits	1,573	1,093
Professional fees	930	410
Taxes payable	193	—
Other	1,809	907
Total accrued expenses and other liabilities	$10,339	$6,189